RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ (37,176,555)	$ (39,842,699)
Estimated share of loss	(883,274)	(1,012,965)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	35,033,727	40,003,128
Impairment loss in investment in operating limited partnerships	(12,876,562)	(17,303,883)
Historic tax credits	5,325,806	5,325,806
Other	10,576,858	12,830,613
Investments in operating limited partnerships per balance sheets	0	0
Series Fifteen [Member]
Investments in operating limited partnerships - tax return	(8,336,321)	(9,915,268)
Estimated share of loss	(111,396)	(136,871)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,552,909	8,366,571
Impairment loss in investment in operating limited partnerships	(764,836)	(867,409)
Historic tax credits	0	0
Other	1,659,644	2,552,977
Investments in operating limited partnerships per balance sheets	0	0
Series Sixteen [Member]
Investments in operating limited partnerships - tax return	(11,498,827)	(12,422,684)
Estimated share of loss	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	9,782,878	9,860,741
Impairment loss in investment in operating limited partnerships	(2,512,421)	(2,861,385)
Historic tax credits	1,844,836	1,844,836
Other	2,383,534	3,578,492
Investments in operating limited partnerships per balance sheets	0	0
Series Seventeen [Member]
Investments in operating limited partnerships - tax return	(7,623,374)	(6,285,101)
Estimated share of loss	(418,588)	(467,481)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,473,233	6,800,814
Impairment loss in investment in operating limited partnerships	(3,288,846)	(4,596,588)
Historic tax credits	1,100,310	1,100,310
Other	2,757,265	3,448,046
Investments in operating limited partnerships per balance sheets	0	0
Series Eighteen [Member]
Investments in operating limited partnerships - tax return	(7,788,760)	(9,967,872)
Estimated share of loss	(309,042)	(357,422)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,478,163	9,565,423
Impairment loss in investment in operating limited partnerships	(4,172,906)	(4,363,063)
Historic tax credits	2,062,333	2,062,333
Other	3,730,212	3,060,601
Investments in operating limited partnerships per balance sheets	0	0
Series Nineteen [Member]
Investments in operating limited partnerships - tax return	(1,929,273)	(1,251,774)
Estimated share of loss	(44,248)	(51,191)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,746,544	5,409,579
Impairment loss in investment in operating limited partnerships	(2,137,553)	(4,615,438)
Historic tax credits	318,327	318,327
Other	46,203	190,497
Investments in operating limited partnerships per balance sheets	$ 0	$ 0